Basis of preparation and basis of measurement of financial statements	12 Months Ended
Mar. 31, 2020
Text block [abstract]
Basis of preparation and basis of measurement of financial statements
2. Basis of preparation and basis of measurement of financial statements
a) Basis of preparation
These consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”), as issued by International Accounting Standards Board (“IASB”).
These consolidated financial statements have been prepared in accordance with the accounting policies, set out below and were consistently applied to all periods presented unless otherwise stated.
These financial statements are approved for issue by the Board of Directors on
September
15
, 2020.
Certain comparative figures appearing in these consolidated financial statements have been regrouped and/or reclassified to better reflect the nature of those items.
The consolidated financial statements are presented in Indian Rupee (
₹
), the presentation currency of the Company. Solely for the convenience of readers, the consolidated financial statements as at and for the year ended March 31, 2020 have been translated into US dollars (“$”) at the noon buying rate of $ 1.00 =
₹
 75.3900 in the City of New York for cable transfers of Indian Rupee as certified for customs purposes by the Federal Reserve Bank of New York on March 31, 2020. No representation is made that the Indian Rupee amounts represent US dollar amounts or have been, could have been or could be converted into US dollars at such a rate or any other rate.
b) Basis of Measurement
The consolidated financial statements have been prepared on a going concern basis using historical cost convention and on an accrual method of accounting, except for certain financial assets and liabilities which are measured at fair value as explained in the accounting policies below.